[Janus Letterhead]
February 15, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS ASPEN SERIES (the “Registrant”)
1933 Act File No. 033-63212
1940 Act File No. 811-07736
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 59 and Amendment No. 61 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) that relates to the annual update to the Registrant’s Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.
The following prospectuses and statements of additional information (“SAIs”) are included in this filing:

Combined Portfolios Prospectus	Combined Portfolios SAI
— Institutional Shares	— Institutional Shares

Combined Portfolios Prospectus	Combined Portfolios SAI
— Service Shares	— Service Shares

Combined Portfolios Prospectus	Combined Portfolios SAI
— Service II Shares	— Service II Shares

Moderate Allocation Portfolio Prospectus	Moderate Allocation Portfolio SAI
— Institutional Shares	— Institutional Shares

Moderate Allocation Portfolio Prospectus	Moderate Allocation Portfolio SAI
— Service Shares	— Service Shares

Janus Aspen Protected Series — Growth Prospectus	Janus Aspen Protected Series — Growth SAI
— Institutional Shares	— Institutional Shares

Janus Aspen Protected Series — Growth Prospectus	Janus Aspen Protected Series — Growth SAI
— Service Shares	— Service Shares

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAIs comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated May 1, 2011, August 31, 2011, and January 3, 2012, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule (a)(1) of the 1933 Act, the Amendment is scheduled to become effective on May 1, 2012.
Please call me at (303) 336-4132 with any comments, questions, or if you would like any additional information regarding this filing.

Respectfully,
/s/ Christine Malles
Christine Malles
Legal Counsel

Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq.
Rick Noyes, Esq.
Patrick Scott, Esq.
Donna Brungardt